Common and preferred shares and other equity instruments - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions								12 Months Ended
	Jun. 04, 2019	Jan. 22, 2019	Jan. 18, 2018	Jun. 02, 2017	Mar. 11, 2015	Dec. 16, 2014	Jun. 11, 2014	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Sep. 16, 2020	Mar. 13, 2020	Mar. 12, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer												1.00%	2.00%
Fixed interest rate [member] | 4.375% Limited Recourse Capital Notes Series One [member] | October 28, 2080 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Principal amount											$ 750
Notes, maturity date								October 28, 2080
Borrowings interest rate								4.375%
Borrowings interest rate payable basis								The Notes mature on October 28, 2080, and bear interest at a fixed rate of 4.375% per annum (paid semi-annually) until October 28, 2025.
Borrowings adjustment to interest payable basis								Starting on October 28, 2025, and every 5 years thereafter until October 28, 2075, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 4.000% per annum.
Fixed interest rate [member] | 4.375% Limited Recourse Capital Notes Series One [member] | October 28, 2080 [member] | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notes, maturity date								October 28, 2025
Borrowings interest rate								4.00%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge								1.00%
Stock option plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue								14,996,337	15,310,806
Shareholder investment plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue								12,848,784	14,383,104
Employee share purchase plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue								8,183,815	9,772,134
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio								9.00%
Tier 1 capital ratio								10.50%
Total capital ratio								12.50%
Tier one notes series A [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notes, maturity date										June 30, 2108
Tier one notes series B [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Principal amount										$ 300
Notes, maturity date										June 30, 2108
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value										$ 0
Explanation of fact that shares have no par value										CIBC's authorized capital consists of an unlimited number of common shares, without nominal or par value.
Common share purchased									2,208,600
Shares purchased and cancelled								(2,208,600)	(1,000,000)	(3,500,000)
Shares Repurchased Average Price Per Share								$ 106.03		$ 119.22
Shares purchased and cancelled, amount								$ 234
Non cumulative Series 47 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value			$ 25.00
Number of shares issued			18,000,000
Gross proceeds from shares issued			$ 450
Dividend rate			4.50%
Dividend in addition to Government of Canada bond yield			2.45%
Share conversion basis			Holders of the Series 47 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 48 (NVCC) (Series 48 shares), subject to certain conditions, on January 31, 2023 and on January 31 every five years thereafter.
Dividend in addition to 3-month Government of Canada Treasury Bill yield			2.45%
Redemption date			Jan. 31, 2023
Non cumulative Series 45 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value				$ 25.00
Number of shares issued				32,000,000
Gross proceeds from shares issued				$ 800
Dividend rate				4.40%
Dividend in addition to Government of Canada bond yield				3.38%
Share conversion basis				Holders of the Series 45 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 46 (NVCC) (Series 46 shares), subject to certain conditions, on July 31, 2022 and on July 31 every five years thereafter.
Dividend in addition to 3-month Government of Canada Treasury Bill yield				3.38%
Redemption date				Jul. 31, 2022
Non cumulative Series 43 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value					$ 25.00
Number of shares issued					12,000,000
Gross proceeds from shares issued					$ 300
Dividend rate					3.60%
Dividend in addition to Government of Canada bond yield					2.79%
Share conversion basis					Holders of the Series 43 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 44 (NVCC) (Series 44 shares), subject to certain conditions, on July 31, 2020 and on July 31 every five years thereafter.
Dividend in addition to 3-month Government of Canada Treasury Bill yield					2.79%
Non cumulative Series 43 class A preferred shares [member] | Restatement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate					3.143%
Non cumulative Series 41 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value						$ 25.00
Number of shares issued						12,000,000
Gross proceeds from shares issued						$ 300
Dividend rate						3.75%
Dividend in addition to Government of Canada bond yield						2.24%
Share conversion basis						Holders of the Series 41 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 42 (NVCC) (Series 42 shares), subject to certain conditions, on January 31, 2020 and on January 31 every five years thereafter.
Dividend in addition to 3-month Government of Canada Treasury Bill yield						2.24%
Non cumulative Series 41 class A preferred shares [member] | Restatement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate						3.909%
Non cumulative Series 39 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value							$ 25.00
Number of shares issued							16,000,000
Gross proceeds from shares issued							$ 400
Dividend rate							3.90%
Dividend in addition to Government of Canada bond yield							2.32%
Share conversion basis							Holders of the Series 39 shares had the right to convert their shares on a one-for-one basis into Series 40 shares, subject to certain conditions, on July 31, 2019. As the conditions for conversion were not met, no Series 40 shares were issued, and all of the Series 39 shares remain outstanding. Holders of the Series 39 shares will have the right to convert their shares on a one-for-one basis into Series 40 shares, subject to certain conditions, on July 31, 2024 and on July 31 every five years thereafter. Holders of the Series 40 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 2.32%. Holders of the then outstanding Series 40 shares may convert their shares on a one-for-one basis into Series 39 shares, subject to certain conditions, on July 31, 2029 and on July 31 every five years thereafter.
Dividend in addition to 3-month Government of Canada Treasury Bill yield							2.32%
Non cumulative Series 39 class A preferred shares [member] | Restatement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate							3.713%
NVCC [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value								$ 25.00
Conversion of shares, minimum price								$ 5.00
Dividend payables								$ 1,000
NVCC [member] | Conversion option [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue								2,246,208,750	1,789,893,750
Preferred shares and other equity instruments [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Explanation of fact that shares have no par value										CIBC is authorized to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares without nominal or par value
Maximum aggregate consideration for all outstanding shares										$ 10,000
Non cumulative Series 49 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value		$ 25.00
Number of shares issued		13,000,000
Gross proceeds from shares issued		$ 325
Dividend rate		5.20%
Dividend in addition to Government of Canada bond yield		3.31%
Share conversion basis		Holders of the Series 49 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 50 (NVCC) (Series 50 shares), subject to certain conditions, on April 30, 2024 and on April 30 every five years thereafter.
Dividend in addition to 3-month Government of Canada Treasury Bill yield		3.31%
Non cumulative Series 51 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value	$ 25.00
Number of shares issued	10,000,000
Gross proceeds from shares issued	$ 250
Dividend rate	5.15%
Dividend in addition to Government of Canada bond yield	3.62%
Share conversion basis	Holders of the Series 51 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 52 (NVCC) (Series 52 shares), subject to certain conditions, on July 31, 2024 and on July 31 every five years thereafter.
Dividend in addition to 3-month Government of Canada Treasury Bill yield	3.62%
Non cumulative Series 53 class A preferred shares [member] | 4.375% Limited Recourse Capital Notes Series One [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis								Subject to regulatory approval we may redeem the Notes, in whole or in part, every five years during the period from September 28 to and including October 28, commencing in 2025, at par.